Finance expense	6 Months Ended
Jun. 30, 2024
Finance Expense
Finance expense	8. Finance expense
	Unaudited
	For the Periods Ended June 30
	2024	2023
	US$	US$
Interest expenses:
- Lease liabilities	26,129	28,492
- Borrowings	120,999	130,420
	147,128	158,912